Segment Information - Additional information (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Segment Information
Property, plant and equipment	€ 12,160	€ 16,590
Right-of-use assets.	19,241	22,120
United States
Segment Information
Property, plant and equipment	437	516
Right-of-use assets.	€ 205	€ 709